As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21316

The Kensington Funds

4 Orinda Way, Suite 200C
Orinda, CA 94563

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741

1-800-253-2949

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

	Shares	Market Value($)
Real Estate Common Stocks - 93.8%

Apartments - 12.7%
AvalonBay Communities, Inc.	16,200	1,594,404
BRE Properties, Inc.	11,200	548,800
Equity Residential Properties Trust	27,200	1,207,952
Essex Property Trust, Inc.	4,700	556,151
Mid-America Apartment Communities, Inc.	9,400	461,916
UDR, Inc.	17,800	465,470
		4,834,693
Diversified - 6.3%
Digital Realty Trust, Incorporated	7,600	359,100
Duke Realty Corp.	6,500	159,770
Vornado Realty Trust	18,363	1,670,115
		2,188,985
Healthcare - 13.2%
HCP, Inc.	39,700	1,593,161
Health Care REIT, Inc.	14,400	766,512
Nationwide Health Properties, Inc.	19,000	683,620
Ventas, Inc.	30,200	1,492,484
		4,535,777
Hotel - 3.4%
DiamondRock Hospitality Co.	10,700	97,370
Host Hotels & Resorts, Inc.	67,700	899,733
Marriott International, Inc. - Class A	7,000	182,630
		1,179,733
Investment Companies - 4.8%
iShares Cohen & Steers Realty Majors Index Fund	9,964	764,040
iShares Dow Jones US Real Estate Index Fund	14,400	892,080
		1,656,120
Net Lease - 2.0%
National Retail Properties, Inc.	29,400	704,130

Office Property - 14.1%
Boston Properties, Inc.	19,215	1,799,677
Brandywine Realty Trust	14,600	234,038
Brookfield Properties Corp.	62,496	989,937
Corporate Office Properties Trust	8,600	347,010
Douglas Emmett, Inc.	14,700	339,129
Maguire Properties, Inc.	59,095	352,206
SL Green Realty Corp.	12,200	790,560
		4,852,557
Regional Malls - 13.8%
General Growth Properties, Inc.	48,000	724,800
Simon Property Group, Inc.	31,600	3,065,200
Taubman Centers, Inc.	12,700	635,000
The Macerich Co.	5,000	318,250
		4,743,250
Shopping Centers - 9.2%
Acadia Realty Trust	12,900	326,112
Developers Diversified Realty Corp.	13,100	415,139
Federal Realty Investment Trust	7,800	667,680
Kimco Realty Corp.	30,500	1,126,670
Regency Centers Corp.	9,300	620,217
		3,155,818

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

	Shares
	or
	Principal
	Amount	Market Value($)
Storage - 6.2%
Public Storage, Inc.	21,432	2,121,982

Warehouse/Industrial - 6.7%
AMB Property Corp.	6,500	294,450
EastGroup Properties, Inc.	6,800	330,072
ProLogis Trust	41,050	1,694,133
		2,318,655

Total Real Estate Common Stocks (cost $28,680,048)		32,291,700

Repurchase Agreements - 3.0%
Custodial Trust Co., 0.200%, dated 09/30/08 due
10/01/08, repurchase price $1,003,711
(collateralized by U.S. Treasury Bond, 08/15/20, valued at $1,030,580)	$1,003,705	1,003,705

TOTAL INVESTMENTS IN SECURITIES
(cost $29,683,753) + - 96.8%		33,295,405
Other Assets in excess of Liabilities - 3.2%		1,102,200
NET ASSETS - 100.0%		$34,397,605

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 29,491,383
Gross tax unrealized appreciation		5,775,723
Gross tax unrealized depreciation		(1,971,701)
Net tax unrealized appreciation		$ 3,804,022

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$32,291,700	$-
	Level 2 - Other significant observable inputs	$1,003,705	$-
	Level 3 - Significant unobservable inputs	$-	$-
	Total	$33,295,405	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KENSINGTON STRATEGIC REALTY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

	Shares	Market Value($)
REAL ESTATE COMMON STOCKS - 88.0%
Apartments - 13.3%
AvalonBay Communities, Inc.	87,900	8,651,118
BRE Properties, Inc.[2]	49,700	2,435,300
Equity Residential Properties Trust[2]	122,400	5,435,784
Essex Property Trust, Inc.[2]	42,400	5,017,192
Mainstreet Equity Corp.[3]	202,900	2,297,341
Mid-America Apartment Communities, Inc.	38,400	1,886,976
UDR, Inc.[2]	78,700	2,058,005
		27,781,716
Diversified - 7.7%
Asset Capital Corp., Inc. 144A [1,3,5]	1,521,125	3,422,531
Digital Realty Trust, Inc.	43,200	2,041,200
Duke Realty Corp.[2]	54,600	1,342,068
Vornado Realty Trust[2]	100,453	9,136,201
		15,942,000
Healthcare - 10.7%
HCP, Inc.[2]	179,200	7,191,296
Health Care Real Estate Investment Trust, Inc.[2]	39,300	2,091,939
Nationwide Health Properties, Inc.[2]	107,200	3,857,056
Ventas, Inc.[2]	186,100	9,197,062
		22,337,353
Hotel - 2.7%
DiamondRock Hospitality Co.	118,800	1,081,080
Host Marriott Corp.	240,700	3,198,903
Marriott International, Inc. - Class A	48,500	1,265,365
		5,545,348
Investment Companies - 6.0%
iShares Cohen & Steers Realty Majors Index Fund	62,600	4,800,168
iShares Dow Jones US Real Estate Index Fund	84,000	5,203,800
UltraShort Real Estate ProShares	93,582	2,526,714
		12,530,682
Mortgage - 3.7%
Annaly Capital Management, Inc.	166,100	2,234,045
Cypress Sharpridge Investments, Inc. 144A [1,5]	510,533	5,105,328
iStar Financial, Inc. [2]	153,500	399,100
		7,738,473
Net Lease - 1.7%
National Retail Properties, Inc.	151,700	3,633,215

Office Property - 12.6%
Boston Properties, Inc.	72,930	6,830,624
Brandywine Realty Trust [2]	113,310	1,816,359
Brookfield Properties Corp. [2]	400,000	6,336,000
CapitaCommercial Trust	1,340,000	1,222,125
Corporate Office Properties Trust [2]	35,200	1,420,320
Maguire Properties, Inc. [2]	463,575	2,762,907
Norwegian Property ASA	611,200	1,040,349
SL Green Realty Corp.	73,100	4,736,880
		26,165,564

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

	Shares	Market Value($)

Regional Malls -13.5%
General Growth Properties, Inc. [2]	216,100	3,263,110
The Macerich Co.[2]	36,000	2,291,400
Simon Property Group, Inc. [2]	205,300	19,914,100
Taubman Centers, Inc.	53,300	2,665,000
		28,133,610
Shopping Centers - 7.5%
Acadia Realty Trust	88,000	2,224,640
Developers Diversified Realty Corp.[2]	80,600	2,554,214
Kimco Realty Corp.	204,400	7,550,536
Regency Centers Corp. [2]	49,400	3,294,486
		15,623,876
Storage- 3.9%
Public Storage, Inc.	81,300	8,049,513

Warehouse/Industrial - 4.7%
AMB Property Corp. [2]	22,400	1,014,720
ProLogis Trust	213,600	8,815,272
		9,829,992

Total Real Estate Common Stocks		183,311,342

REAL ESTATE PERFERRED STOCKS - 28.9%
Apartments - 3.0%
Apartment Investment & Management Co., Series Y, 7.875%	34,470	585,990
BRE Properties, Inc., Series D, 6.750%	50,700	903,474
Mid-America Apartment Communities, Inc., Series H, 8.300%	225,650	4,738,650
		6,228,114
Diversified - 1.9%
Duke Realty Corp., Series O, 8.375%	211,411	3,908,989

Healthcare - 1.0%
HCP, Inc., Series F, 7.100%	48,325	867,434
Health Care Real Estate Investment Trust, Inc., Series F, 7.625%	53,900	1,145,375
		2,012,809
Hotel - 0.3%
Host Hotels & Resorts, Inc., Series E, 8.875%	37,344	649,786

Mortgage - 3.9%
Gramercy Capital Corp., Series A, 8.125%	238,585	1,765,529
iStar Financial, Inc., Series E, 7.875%	144,600	809,760
Newcastle Investment Corp., Series B, 9.750%	50,000	405,500
NorthStar Realty Finance Corp., Series B, 8.250%	383,130	3,494,145
Rait Financial Trust, Series C, 8.875%	170,858	1,776,069
		8,251,003
Net Lease - 3.2%
Lexington Realty Trust, Series D, 7.550% [2]	499,330	6,616,122

Office Property - 9.3%
Alexandria Real Estate Equities, Inc., Series C, 8.375%	298,263	6,815,310
BioMed Realty Trust, Inc., Series A, 7.375%	256,200	4,568,046
Corporate Office Properties Trust, Series D, 8.000%	113,600	2,374,240
PS Business Park, Inc., Series L, 7.600%	100,000	1,900,000
PS Business Park, Inc., Series P, 6.700%	50,000	812,500
SL Green Realty Corp., Series C, 7.625%	70,500	1,207,665
SL Green Realty Corp., Series D, 7.875%	100,000	1,712,000
		19,389,761

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

	Shares or	Market Value($)
	Principal Amount
Regional Malls - 4.8%
CBL & Associates Properties, Inc., Series C, 7.750%	370,950	5,675,535
CBL & Associates Properties, Inc., Series D, 7.375%	50,000	720,000
Taubman Centers, Inc., Series G, 8.000%	171,400	3,685,100
		10,080,635
Storage - 0.7%
Public Storage, Inc., Series N, 7.000%	74,706	1,414,185

Warehouse/Industrial - 2.1%
First Industrial Realty Trust, Inc., Series J, 7.250%	102,996	1,699,434

Total Real Estate Preferred Stocks		60,250,838
Total Real Estate Common and Preferred Stocks (cost $279,780,399)		243,562,180

CORPORATE BONDS - 2.9%
Regional Malls - 2.2%
The Rouse Co., 3.625%, 3/15/2009	5,000,000	4,475,000

Shopping Centers - 0.7%
Cedarwoods CRE CDO, Ltd., Series 2007-2A INC, 0.00%, 2/25/52 144A [1,5]	7,500,000	1,500,000
Total Corporate Bonds (cost $12,356,648)		5,975,000

OTHER EQUITY INVESTMENTS - 0.3%
Hilltop Holdings, Inc., Series A, 8.250%	30,369	539,050
Total Other Equity Investments (cost $593,125)		539,050

INVESTMENT COMPANIES - 1.0%
Tortoise Capital Resources Corp.	240,000	2,133,600
Total Investment Companies (cost $2,968,800)		2,133,600

WARRANTS - 0.0%
Cypress Sharpridge Investments, Inc., 4/30/11 144A [1,5]	290,000	-
Total Warrants (cost $1)		-

REPURCHASE AGREEMENT - 2.6%
Custodial Trust Co., 7.000%, dated 9/30/08 due
10/01/08, repurchase price $5,440,504
(collateralized by U.S. Treasury Bond, 01/15/28, valued at $5,576,275) (4)	5,439,446	5,439,446

Total Investments in Securities
(cost $301,138,419) + _ 123.7%		257,649,276
Liabilities in excess of Other Assets - (23.7%)		(49,295,407)
NET ASSETS - 100.0%		$208,353,869

SECURITIES SOLD SHORT - 4.1%
Homebuilding - 1.7%
NVR, Inc.[3]	6,000	3,432,000

Investment Company - 0.2%
iShares Dow Jones US Home Construction	25,000	449,000

Office Property - 2.2%
Alexandria Real Estate Equities, Inc.	41,390	4,656,375

Total Securities Sold Short (Proceeds $8,771,305)		$8,537,375

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

		Contracts	Market Value($)
WRITTEN CALL OPTIONS - 0.0%
Vornado Realty Trust, $100, Exp. 1/2009		100	70,000
Total Options Written (premium received $90,579)			70,000

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes		$ 298,935,560
	Gross tax unrealized appreciation		28,864,574
	Gross tax unrealized depreciation		(70,150,858)
	Net tax unrealized depreciation		$ (41,286,284)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent annual report.

[1] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[2] All or a portion of the security was on loan at September 30, 2008.
[3] Represents non-income producing securities.
[4] Security purchased with the cash proceeds from securities loaned.
[5] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On September 30, 2008, Strategic Realty Fund held restricted securities representing 4.8% of net assets.  The restricted securities held as of September 30, 2008, follows:

		Acquisiton	Shares /
Security	Acquisiton Date	Cost	Principal Amount	Value
Asset Capital Corp. Inc.	Jun-05	12,929,562	1,521,125	3,422,531
Cedarwoods CRE CDO Ltd, Series 2007-2A Inc, 0.00%, 2/25/52	Feb-07	7,500,000	7,500,000	1,500,000
Cypress Sharpridge Investments (split 3:1 6/5/08)	Dec-06	13,924,000	510,533	5,105,328
Cypress Sharpridge Investments - Warrants	May-08	-	290,000	-
		$ 34,353,562		$ 10,027,859

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three board levels listed below:
Level 1- Quoted prices in active markets for identical securities.
Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$237,706,971	$-
Level 2 - Other significant observable inputs	$9,914,446	$-
Level 3 - Significant unobservable inputs	$10,027,859	$-
Total	$257,649,276	$-

++ Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other
	in	Financial
	Securities	Instruments
Balance as of 12/31/07	$26,484,954	$-
Accrued discounts/premiums	$-	$-
Realized gain (loss)	$(2,487,861)	$-
Change in unrealized appreciation (depreciation)	$(12,607,096)	$-
Net purchases (sales)	$(15,286,139)	$-
Transfers in and/or out of level 3	$13,924,001	$-
Balance as of 9/30/08	$10,027,859	$-

K E N S I N G T O N S E L E C T I N C O M E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

	Shares	Market Value($)
Real Estate Preferred Stocks - 127.8%

Apartments - 11.4%
Apartment Investment & Management Co., Series G, 9.375%	76,900	1,653,350
Apartment Investment & Management Co., Series T, 8.000%	630,900	11,198,475
Apartment Investment & Management Co., Series U, 7.750%	482,800	8,400,720
Associated Estates Realty Corp., Series B, 8.700%	296,434	6,002,789
Avalonbay Communities, Inc., Series H, 8.700%	5,400	135,162
BRE Properties, Incorporated, Series D, 6.750%	92,300	1,644,786
BRE Properties, Inc., Series C, 6.750%	193,000	3,487,510
Equity Residential Properties Trust, Series N, 6.480%	73,300	1,386,836
Equity Residential Properties Trust, Series K, 8.290% (1)	169,700	9,370,630
Mid-America Apartment Communities, Inc., Series H, 8.300%	65,900	1,383,900
Post Properties, Inc., Series A, 8.500%	1,464	55,632
UDR, Inc., Series G, 6.750%	219,988	4,047,779
		48,767,569
Diversifed - 12.2%
Colonial Properties Trust, Series D, 8.125%	96,717	1,837,623
Cousins Properties, Inc., Series A, 7.750%	510,000	9,180,000
Cousins Properties, Inc., Series B, 7.500%	208,000	3,536,000
Digital Realty Trust, Inc., Series A, 8.500%	848,940	15,917,625
Duke Realty Corp., Series L, 6.600%	151,900	2,345,336
Duke Realty Corp., Series M, 6.950%	4,471	73,324
Duke Realty Corp., Series N, 7.250%	156,973	2,320,061
Duke Realty Corp., Series O, 8.375%	575,000	10,631,750
Vornado Realty Trust, Series G, 6.625%	80,300	1,324,950
Vornado Realty Trust, Series I, 6.625%	295,358	4,873,407
		52,040,076
Healthcare - 14.8%
HCP, Inc., Series F, 7.100%	106,780	1,916,701
Health Care REIT, Inc., Series D, 7.875%	184,550	3,965,979
Health Care REIT, Inc., Series F, 7.625%	336,700	7,154,875
LTC Properties, Inc., Series F, 8.000%	1,304,700	27,268,230
Omega Healthcare Investors, Inc., Series D, 8.375%	1,050,500	23,005,950
		63,311,735
Hotel - 12.9%
Ashford Hospitality Trust, Series A, 8.550%	368,700	4,240,050
Ashford Hospitality Trust, Series D, 8.450%	720,000	7,920,000
Eagle Hospitality Properties Trust, Series A, 8.250% (1)	641,300	6,457,891
FelCor Lodging Trust, Inc., Series A, 7.800%	241,410	2,957,272
Hersha Hospitality Trust, Series A, 8.000%	199,900	3,298,350
Hospitality Properties Trust, Series C, 7.000%	299,300	3,576,635
Host Marriott Corp., Series E, 8.875%	511,200	8,894,880
Innkeepers USA Trust, Series C, 8.000% (1)	131,500	789,000
LaSalle Hotel Properties, Series E, 8.000%	150,000	2,587,500
LaSalle Hotel Properties, Series G, 7.250%	100,800	1,370,880
Strategic Hotels & Resorts, Inc., Series B, 8.250%	444,800	5,115,200
Strategic Hotels & Resorts, Inc., Series C, 8.250%	374,989	4,687,363
Sunstone Hotel Investors, Inc., Series A, 8.000%	221,515	3,247,410
		55,142,431

Mortgage - 2.3%
Anthracite Capital, Inc., Series C, 9.375%	463,206	5,002,625
iStar Financial, Inc., Series E, 7.875%	437,400	2,449,440
iStar Financial, Inc., Series F, 7.800%	272,100	1,360,500
iStar Financial, Inc., Series G, 7.650%	185,700	919,215
		9,731,780
Net Lease - 6.6%
Capital Lease Funding, Inc., Series A, 8.125%	478,000	8,336,320
Entertainment Properties Trust, Series B, 7.750%	72,500	1,109,250
Entertainment Properties Trust, Series D, 7.375%	63,460	908,747
Entertainment Properties Trust, Series E, 9.000%	249,600	6,364,800
Lexington Realty Trust, Series B, 8.050%	448,100	6,766,310
Lexington Realty Trust, Series C, 6.500%	105,428	3,537,109
National Retail Properties, Inc., Series C, 7.375%	49,400	988,000
		28,010,536
Office Property - 23.2%
Alexandria Real Estate Equity, Inc., Series C, 8.375%	557,430	12,737,276
BioMed Realty Trust, Inc., Series A, 7.375%	1,190,800	21,231,964
Brandywine Realty Trust, Series C, 7.500%	49,450	775,376
Brandywine Realty Trust, Series D, 7.375%	18,300	258,945
Corporate Office Properties Trust, Series G, 8.000%	692,825	14,480,043
Corporate Office Properties Trust, Series H, 7.500%	21,400	428,000
Corporate Office Properties Trust, Series J, 7.625%	99,100	2,173,759
Highwoods Properties, Inc., Series B, 8.000%	223,628	4,316,020

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )
	Shares or Principal Amount	Market Value($)
Real Estate Preferred Stocks - 127.8% - continued

Office Property - 23.2% - continued
HRPT Properties Trust, Series B, 8.750%	423,214	7,236,959
Kilroy Realty Corp., Series E, 7.800%	79,384	1,190,760
Kilroy Realty Corp., Series F, 7.500%	226,183	3,573,691
Parkway Properties, Inc., Series D, 8.000%	412,100	7,809,295
PS Business Park, Inc., Series H, 7.000% (2)	107,200	1,863,136
PS Business Park, Inc., Series K, 7.950% (2)	155,100	3,272,610
PS Business Park, Inc., Series L, 7.600%	368,400	6,999,600
PS Business Park, Inc., Series P, 6.700% (2)	276,300	4,489,875
SL Green Realty Corp., Series C, 7.625%	302,823	5,187,358
SL Green Realty Corp., Series D, 7.875%	61,900	1,059,728
		99,084,395
Regional Malls - 7.7%
CBL & Associates Properties, Inc., Series C, 7.750%	260,600	3,987,180
CBL & Associates Properties, Inc., Series D, 7.375%	287,579	4,141,137
Glimcher Realty Trust, Series F, 8.750%	698,408	8,087,565
Glimcher Realty Trust, Series G, 8.125%	74,200	785,036
Taubman Centers, Inc., Series G, 8.000%	655,066	14,083,919
Taubman Centers, Inc., Series H, 7.625%	90,700	1,814,000
		32,898,837
Shopping Centers - 18.1%
Developers Diversified Realty Corp., Series G, 8.000%	219,600	3,603,636
Developers Diversified Realty Corp., Series H, 7.375%	100,000	1,406,000
Kimco Realty Corp., Series G, 7.750%	1,055,000	21,532,550
Regency Centers Corp., Series B, 7.450%	150,000	2,779,500
Saul Centers, Inc., Series A, 8.000%	220,698	4,965,705
Saul Centers, Inc., Series B, 9.000%	400,000	8,600,000
Tanger Factory Outlet Centers, Inc., Series C, 7.500%	304,595	6,091,900
Urstadt Biddle Properties, Inc., Series C, 8.500%	92,000	8,533,000
Urstadt Biddle Properties, Inc., Series D, 7.500%	484,700	9,601,907
Weingarten Realty Investors, Series F, 6.500%	568,500	10,233,000
		77,347,198
Storage - 6.1%
Public Storage, Inc., Series C, 6.600%	4,440	74,770
Public Storage, Inc., Series G, 7.000%	36,550	658,997
Public Storage, Inc., Series I, 7.250%	154,200	2,988,396
Public Storage, Inc., Series K, 7.250% (2)	480,025	8,952,466
Public Storage, Inc., Series L, 6.750%	390,000	6,739,200
Public Storage, Inc., Series M, 6.625%	380,000	6,650,000
Public Storage, Inc., Series N, 7.000%	5,000	94,650
		26,158,479
Warehouse/Industrial - 12.5%
AMB Property Corp., Series M, 6.750%	239,400	4,306,806
AMB Property Corp., Series O, 7.000%	324,169	5,964,710
AMB Property Corp., Series P, 6.850%	279,830	5,025,747
First Industrial Realty Trust, Series J, 7.250%	513,100	8,466,150
Monmouth Real Estate Investment Corp., Series A, 7.625%	232,050	3,654,787
Prologis Trust, Series C, 8.540%	406,380	20,774,145
Prologis Trust, Series F, 6.750%	7,667	141,073
Prologis Trust, Series G, 6.750%	288,549	4,934,188
		53,267,606

Total Real Estate Preferred Stocks (cost $736,461,213)		545,760,642

Corporate Bonds - 3.0%

Regional Malls - 2.5%
The Rouse Co., 8.000%, 04/30/2009	5,700,000	5,044,500
The Rouse Co., 7.200%, 09/15/2012	7,590,000	5,426,850
		10,471,350
Warehouse/Industrial - 0.6%
First Industrial LP, 7.600%, 07/15/2028	3,000,000	2,525,562

Total Corporate Bonds (Cost $15,352,815)		12,996,912

Other Equity Investments - 0.4%
Hilltop Holdings, Inc., Series A, 8.250%	104,188	1,849,337
Total Other Equity Investments (cost $2,573,845)		1,849,337

Investment Companies - 0.8%
Highland Distressed Opportunities, Inc. (5)	375,890	1,116,393
Tortoise Capital Resources Corp. (5)	252,150	2,241,614
Total Investment Companies (cost $9,288,303)		3,358,007

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )
		Shares or Principal Amount	Market Value($)

	Warrants (0.0%)
	Resource Capital Corporation - Warrants (3)	42,500	-
	Total Warrants (cost $0)

	TOTAL INVESTMENTS IN SECURITIES
	(cost $763,676,176) + - 132.1%		563,964,898
	Liabilites in excess of Other Assets - (32.1%)		(136,987,257)
	NET ASSETS - 100.0%		$426,977,641

	[1]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
	[2] All or a portion of the security was on loan at September 30, 2008.
	[3] Represents non-income producing securities.

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:

	Cost of investments for tax purposes		$ 758,427,611
	Gross tax unrealized appreciation		7,272,609
	Gross tax unrealized depreciation		(201,735,322)
	Net tax unrealized depreciation		$ (194,462,713)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent annual report.

[5]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Select Income Fund had investments in

	Share	Aggregate	Aggregate	Net		Share
	Balance,	Purchase	Sales	Realized		Balance,	Value,
Issuer	Dec. 31, 2007	Cost	Price	Gain (Loss)	Income	Sept. 30, 2008	Sept. 30, 2008

Highland Distressed Opportunities Inc.	1,099,722	$-	$4,497,707	$(6,364,594)	$385,610	375,890	$1,116,393	**
Tortoise Capital Resources Corporation	852,500	$-	$7,418,620	$(1,591,321)	$312,296	252,150	$2,241,614	**
		$-	$11,916,327	$(7,955,915)	$697,906		$3,358,007

**	Issuer was not an affiliated company at September 30, 2008.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$535,139,465	$-
Level 2 - Other significant observable inputs	$22,367,542	$-
Level 3 - Significant unobservable inputs	$6,457,891	$-
Total	$563,964,898	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other
	in	Financial
	Securities	Instruments
Balance as of 12/31/07	$33,662,356	$-
Realized gain (loss)	$(46,320,710)	$-
Change in unrealized appreciation (depreciation)	$41,127,355	$-
Net purchases (Sales)	$(22,011,110)	$-
Transfers in and/or out of level 3	$-	$-
Balance as of 9/30/08	$6,457,891	$-

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

	Shares	Market Value($)
Real Estate Common Stocks - 98.2%

Australia - 14.3%
Abacus Property Group	702,016	513,595
Commonwealth Property Office Fund	1,150,709	1,355,858
Dexus Property Group	1,803,746	2,121,741
Goodman Group	912,077	1,840,502
Stockland	531,873	2,387,735
Westfield Group	780,000	10,684,408
		18,903,839
Brazil - 1.7%
BR Malls Participacoes SA (1)	174,575	1,055,028
General Shopping Brasil SA (1)	319,450	1,242,277
		2,297,305
Canada - 7.8%
Boardwalk Real Estate Investment Trust	63,100	2,116,674
Brookfield Properties Corp.	189,600	3,003,264
Calloway Real Estate Investment Trust	110,200	1,932,189
Dundee Real Estate Investment Trust	19,310	541,061
Mainstreet Equity Corp. (1)	49,625	561,880
Riocan Real Estate Investment Trust	117,400	2,229,414
		10,384,482
Finland - 1.1%
Citycon Oyj	447,112	1,464,392

France - 10.4%
Klepierre	20,100	786,698
Societe Immobiliere de Location pour l'Industrie et le Commerce	5,300	655,415
Unibail-Rodamco Co.	60,704	12,282,226
		13,724,339
Great Britain - 12.0%
British Land Co. PLC	315,171	4,251,217
Capital & Regional PLC	557,882	1,709,741
Derwent London PLC	63,592	1,196,849
Great Portland Estates PLC	93,196	563,567
Hammerson PLC	105,656	1,862,694
Land Securities Group PLC	240,309	5,427,485
Shaftesbury PLC	111,596	851,601
		15,863,154
Hong Kong - 16.7%
Champion Real Estate Investment Trust	2,700,000	1,104,026
Cheung Kong Holdings, Ltd.	193,652	2,193,793
China Overseas Land & Investment, Ltd.	1,557,800	1,888,121
Hang Lung Properties, Ltd.	985,178	2,319,143
Henderson Land Development Co., Ltd.	539,740	2,406,036
Hongkong Land Holdings, Ltd.	445,200	1,333,734
Kerry Properties	350,290	1,135,312
Link Real Estate Investment Trust	1,013,925	2,107,715
New World Development, Ltd.	1,314,100	1,463,568
Sun Hung Kai Properties, Ltd.	593,350	6,114,339
		22,065,787

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )
	Shares or Principal Amount	Market Value($)
Real Estate Common Stocks - 98.2% - continued

Japan - 23.7%
Japan Real Estate Investment Corporation	160	1,291,082
Kenedix Realty Investment Corp.	468	1,741,910
Mitsubishi Estate Co., Ltd.	498,900	9,830,897
Mitsui Fudosan Co., Ltd.	527,530	10,192,909
Nippon Building Fund, Inc.	280	2,706,784
NTT Urban Devleopment Corp.	1,200	1,459,199
Sumitomo Realty & Development Co., Ltd.	95,815	2,086,729
Tokyu REIT, Inc.	304	1,976,243
		31,285,753

Netherlands - 3.0%
Corio NV	30,400	2,159,848
Eurocommercial Properties NV	17,100	744,509
Nieuwe Steen Investment NV	46,783	1,037,310
		3,941,667
Norway - 1.1%
Norwegian Property ASA	824,550	1,436,055

Singapore - 3.1%
CapitaCommercial Trust	1,744,600	1,622,185
CapitaLand, Ltd.	521,400	1,136,537
CapitaMall Trust	828,200	1,320,737
		4,079,459
Sweden - 1.2%
Hufvudstaden AB - A Shares	204,900	1,591,558

Switzerland - 1.4%
Psp Swiss Property Ag	31,300	1,821,840

United States - 0.7%
Prologis	22,500	928,575

Total Real Estate Common Stocks (cost $165,054,366)		130,923,517

Repurchase Agreement - 0.2%
Custodial Trust Company, 0.200%, dated 09/30/08,
due 10/01/08, repurchase price $313,742
(collateralized by U.S. Tresuary Bond, 8/15/20, valued $326,943)	313,741	313,741

TOTAL INVESTMENTS IN SECURITIES
(cost $165,368,107)+ - 98.4%		131,237,258
Other Assets in excess of Liabilities - 1.6%		935,424
NET ASSETS - 100.0%		$132,172,682

[1] Represents non-income producing securities.

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 165,183,216
Gross tax unrealized appreciation		658,659
Gross tax unrealized depreciation		(35,739,929)
Net tax unrealized depreciation		$ (35,081,270)

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$121,884,320	$-
	Level 2 - Other significant observable inputs	$8,217,626	$-
	Level 3 - Significant unobservable inputs	$-	$-
	Total	$130,101,946	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

Industry	% of Net Assets
Real Estate - Diversified	55.3%
Real Estate - Retail	22.2%
Real Estate - Office	15.2%
Real Estate - Multifamily	3.4%
Real Estate - Industrial	1.4%
Real Estate -Warehouse/Industry	0.7%

Total Investments in Securities	98.2%
Other Assets in excess of Liabilities	1.8%
Net Assets	100.0%

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

	Shares	Market Value($)
Real Estate Common Stocks - 98.5%

Australia - 8.1%
Abacus Property Group	67,215	49,175
Commonwealth Property Office Fund	60,400	71,168
Dexus Property Group	175,051	205,912
Goodman Group	91,880	185,407
Stockland	50,910	228,550
Westfield Group	86,402	1,183,531
		1,923,743
Brazil - 1.0%
BR Malls Participacoes SA (1)	17,025	102,889
General Shopping Brasil SA (1)	32,550	126,580
		229,469
Canada - 4.4%
Boardwalk Real Estate Investment Trust	6,100	204,623
Brookfield Properties Corp.	20,900	331,056
Calloway Real Estate Investment Trust	9,800	171,828
Dundee Real Estate Investment Trust	2,790	78,175
Mainstreet Equity Corp. (1)	5,275	59,726
RioCan Real Estate Investment Trust	10,700	203,192
		1,048,600
Finland - 0.5%
Citycon Oyj	36,854	120,705

France - 5.9%
Klepierre	2,761	108,063
Societe Immobiliere de Location pour I'Industrie et le Commerce	800	98,931
Unibail-Rodamco Co.	5,834	1,180,392
		1,387,386
Hong Kong - 9.3%
Champion REIT	230,000	94,047
Cheung Kong Holdings, Ltd.	18,348	207,856
China Overseas Land & Investment, Ltd.	177,200	214,774
Hang Lung Properties, Ltd.	96,622	227,451
Henderson Land Development Co., Ltd.	51,760	230,734
Hongkong Land Holdings, Ltd.	42,000	125,824
Kerry Properties	31,710	102,774
Link REIT	119,075	247,529
New World Development, Ltd.	146,400	163,052
Sun Hung Kai Properties, Ltd.	56,150	578,613
		2,192,654
Japan - 12.8%
Japan Real Estate Investment Corporation	18	145,245
Kenedix Realty Investment Corp.	46	171,213
Mitsubishi Estate Co., Ltd.	47,100	928,112
Mitsui Fudosan Co., Ltd.	50,570	977,111
Nippon Building Fund, Inc.	30	290,015
NTT Urban Development Corp.	110	133,760

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )
	Shares	Market Value($)
Real Estate Common Stocks - 98.5% - continued

Japan - 12.8% - continued
Sumitomo Realty & Development Co., Ltd.	8,685	189,158
Tokyu REIT, Inc.	30	195,024
		3,029,638

Netherlands - 1.5%
Corio NV	2,500	177,619
Eurocommercial Properties NV	1,800	78,369
Nieuwe Steen Investment NV	4,137	91,729
		347,717
Norway - 0.8%
Norwegian Property ASA	114,895	200,104

Singapore - 1.7%
CapitaCommercial Trust	183,300	170,438
CapitaLand, Ltd.	51,100	111,387
CapitaMall Trust	74,700	119,125
		400,950
Sweden - 0.7%
Hufvudstaden AB - A Shares	21,300	165,448

Switzerland - 0.6%
PSP Swiss Property AG	2,600	151,335

United Kingdom - 6.6%
British Land Co. PLC	28,256	381,134
Capital & Regional PLC	61,213	187,600
Derwent London PLC	8,040	151,319
Great Portland Estates PLC	11,544	69,808
Hammerson PLC	10,145	178,854
Land Securities Group PLC	21,900	494,621
Shaftesbury PLC	11,428	87,208
		1,550,544
United States - 44.6%
Acadia Realty Trust	7,000	176,960
AMB Property Corp.	2,100	95,130
AvalonBay Communities, Inc.	5,320	523,594
BRE Properties, Inc.	2,700	132,300
Boston Properties, Inc.	6,365	596,146
Brandywine Realty Trust	4,500	72,135
Corporate Office Properties Trust	4,200	169,470
Developers Diversified Realty Corp.	4,100	129,929
DiamondRock Hospitality Co.	8,500	77,350
Digital Realty Trust, Inc.	5,500	259,875
Douglas Emmett, Inc.	6,500	149,955
EastGroup Properties, Inc.	2,100	101,934
Equity Residential Properties Trust	6,900	306,429
Essex Property Trust, Inc.	2,200	260,326
Federal Realty Investors Trust	1,680	143,808
General Growth Properties, Inc.	16,200	244,620
HCP, Inc.	12,300	493,599
Health Care REIT, Inc.	4,300	228,889

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )
	Shares or Principal Amount	Market Value($)
Real Estate Common Stocks - 98.5% - continued

United States - 44.6% - continued
Host Hotels & Resorts, Inc.	18,100	240,549
iShares Cohen & Steers Realty Majors Index Fund	5,655	433,625
Kimco Realty Corp.	10,293	380,224
Macerich Co.	1,500	95,475
Maguire Properties, Inc. (1)	38,130	227,255
Marriott International, Inc. - Class A	5,700	148,713
Mid-America Apartment Communities, Inc.	2,500	122,850
National Retail Properties, Inc.	10,466	250,661
Nationwide Health Properties, Inc.	7,700	277,046
ProLogis Trust	13,330	550,129
Public Storage, Inc.	6,400	633,664
Regency Centers Corp.	2,436	162,457
Simon Property Group, Inc.	12,510	1,213,470
SL Green Realty Corp.	5,505	356,724
Taubman Centers, Inc.	3,000	150,000
UDR, Inc.	4,600	120,290
Ventas, Inc.	9,600	474,432
Vornado Realty Trust	5,680	516,596
		10,516,609

Total Real Estate Common Stocks (cost $27,411,248)		23,264,902

TOTAL INVESTMENTS IN SECURITIES
(cost $27,411,248)+ - 98.5%		23,264,902
Other Assets in excess of Liabilities - 1.5%		345,225
NET ASSETS - 100.0%		$23,610,127

[1] Represents non-income producing securities.

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 27,403,832
Gross tax unrealized appreciation		906,585
Gross tax unrealized depreciation		(5,045,515)
Net tax unrealized depreciation		$ (4,138,930)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$23,264,902	$-
	Level 2 - Other significant observable inputs	$-	$-
	Level 3 - Significant unobservable inputs	$-	$-
	Total	$23,264,902	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
S E P T E M B E R 3 0 , 2 0 0 8 (U n a u d i t e d )

Industry	% of Net Assets
Real Estate-Diversified	32.8%
Real Estate - Retail	24.2%
Real Estate - Office	15.6%
Real Estate - Multifamily	8.2%
Real Estate-Health Care	6.2%
Real Estate- Industrial	3.9%
Real Estate-Storage	2.7%
Real Estate-Hotel	2.0%
Real Estate - Investment Company	1.8%
Real Estate-Net Lease	1.1%

Total Investments in Securities	98.5%
Other Assets in excess of Liabilities	1.5%
Net Assets	100.0%

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

			Shares	Market Value($)
COMMON STOCKS - 99.8%

Australia - 4.2%
BHP Billiton, Ltd.			14,300	369,951
Duet Group			820,131	1,715,461
Macquarie Airports			785,306	1,726,492
Macquarie Infrastructure Group			790,847	1,499,593
Rio Tinto, Ltd.			4,500	303,220
Transurban Group			311,560	1,427,867
				7,042,584
Brazil - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo - Sponsored ADR			26,887	762,246

Canada - 10.8%
Enbridge, Inc.			124,200	4,595,721
Pembina Pipeline, Inc.			88,900	1,345,717
Potash Corp. of Saskatchewan, Inc.			11,900	1,570,919
TransCanada Corp.			290,900	10,433,312
				17,945,669
China - 2.8%
Dalian Port (PDA) Co., Ltd.			3,418,000	1,212,594
Jiangsu Express Co., Ltd.			1,044,000	783,616
Shenzhen Expressway Co., Ltd.			1,982,000	806,877
Sichuan Expressway Co., Ltd.			4,764,000	1,031,959
Zhejiang Expressway Co., Ltd.			1,480,100	878,684
				4,713,730
France - 11.2%
Aeroports de Paris			11,661	962,811
GDF Suez			157,031	8,169,723
Societe des Autoroutes Paris-Rhin-Rhone			4,800	419,264
Veolia Environnement			65,331	2,687,786
Vinci SA			135,131	6,366,827
				18,606,411
Germany - 9.8%
E.ON AG			196,875	9,999,175
Fraport AG			29,130	1,727,020
RWE AG			32,900	3,157,479
Siemens AG			14,800	1,392,044
				16,275,718
Hong Kong - 3.1%
China Green (Holdings), Ltd.			447,000	360,313
China Merchants Holdings International Co., Ltd.			140,000	449,083
Cosco Pacific, Ltd.			750,000	860,790
Guangdong Investment, Ltd.			2,750,000	649,450
Pacific Basin Shipping, Ltd.			1,607,000	1,336,066
PYI Corp., Ltd.			3,592,000	183,449
Tianjin Development Holdings, Ltd.			3,120,000	1,264,369
				5,103,520
Italy - 6.6%
Atlantia SpA			302,200	6,226,275
Autostrada Torino-Milano SpA			95,469	1,043,361
Enel SpA			446,482	3,727,082
				10,996,718
Japan - 4.3%
Central Japan Railway Co.			153	1,442,717
East Japan Railway Co.			65	484,746
Kamigumi Co., Ltd.			508,300	3,818,379
Komatsu Ltd.			84,100	1,376,844
				7,122,686
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

			Shares
			or
			Principal
			Amount	Market Value($)

Mexico - 0.7%
Grupo Aeroportuario del Sureste SAB de CV			236,000	1,155,346

Netherlands - 2.6%
Chicago Bridge & Iron Co. NV			29,800	573,352
Koninklijke Vopak NV			48,962	2,303,459
Smit Internationale NV			15,844	1,373,929
				4,250,740
Russia - 2.6%
Gazprom OAO - Sponsored ADR[1]			82,550	2,638,001
Mobile TeleSystems - ADR[1]			15,150	848,551
Vimpel-Communications - ADR			43,700	887,110
				4,373,662
Singapore - 1.3%
SMRT Corp., Ltd.			769,000	1,069,171
Straits Asia Resources, Ltd.			1,095,000	1,150,786
				2,219,957
Spain - 8.5%
Abertis Infraestructuras SA			378,937	7,458,689
Iberdrola SA			664,772	6,753,381
				14,212,070
United Kingdom - 6.5%
Centrica PLC			697,454	3,924,384
National Grid PLC			352,565	4,475,121
Scottish & Southern Energy PLC			97,100	2,470,772
				10,870,277
United States - 24.3%
American Electric Power Co., Inc.			48,200	1,784,846
CF Industries Holdings, Inc.			19,200	1,756,032
DCP Midstream Partners, LP			32,800	554,976
El Paso Corp.			589,000	7,515,640
EMCOR Group, Inc.[1]			30,000	789,600
Energy Transfer Partners, LP			51,900	1,911,477
Entergy Corp.			15,025	1,337,375
Exelon Corp.			54,650	3,422,183
Fluor Corp.			9,200	512,440
Foster Wheeler, Ltd.[1]			14,000	505,540
FPL Group, Inc.			52,100	2,620,630
NRG Energy, Inc.[1]			29,700	735,075
Public Service Enterprise Group, Inc.			45,900	1,505,061
Ship Finance International, Ltd.			25,500	549,780
Spectra Energy Corp.			70,733	1,683,445
Terra Industries, Inc.			25,500	749,700
Tortoise Capital Resources Corp.			183,013	1,626,986
Transocean, Inc.[1]			7,900	867,736
Williams Cos, Inc.			384,215	9,086,685
Williams Partners, LP			35,000	904,750
				40,419,957

Total Common Stocks (cost $213,741,402)				166,071,291

TOTAL INVESTMENTS IN SECURITIES
(cost $213,741,402)+ - 99.8%				166,071,291
Other Assets in excess of Liabilities - 0.2%				318,195
NET ASSETS - 100.0%				$166,389,486

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d ) ( c o n t i n u e d )

ADR -	American Depository Receipt
[1]	Represents non-income producing securities.

			Contracts	Market Value($)
Written Call Options (%)
Potash Corp. of Saskatchewan, $200, Exp. 12/2008			60	21,000
Total Options Written (premium received $88,740)				21,000

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
		Cost of investments for tax purposes		$ 213,741,402
		Gross tax unrealized appreciation		572,806
		Gross tax unrealized depreciation		(48,242,917)
		Net tax unrealized depreciation		$ (47,670,111)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

		Investments	Other
		in	Financial
Description		Securities	Instruments++
Level 1 - Quoted prices		$ 166,071,291	$ -
	Level 2 - Other significant observable inputs	$ -	$ -
	Level 3 - Significant unobservable inputs	$ -	$ -
Total		$ 166,071,291	$ -

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
S E P T E M B E R 3 0 , 2 0 0 8 ( U n a u d i t e d )

Industry	% of Net Assets
Oil & Gas Storage & Transportation	23.2%
Electric Utilities	19.3%
Multi-Utilities	15.4%
Highways & Railtracks	13.0%
Marine Ports and Services	6.0%
Construction and Engineering	5.4%
Airport Services	3.4%
Fertilizers & Agricultural Chemicals	2.0%
Railroads	1.8%
Industial Conglomerates	1.6%
Integrated Oil & Gas	1.6%
Wireless Telecommunication Services	1.0%
Investment Companies	1.0%
Water Utilities	0.8%
Construction and Farm Machinery	0.8%
Marine	0.8%
Coal & Consumable Fuels	0.7%
Agricultural Products	0.7%
Oil & Gas Drilling	0.5%
Independ Power Producer	0.4%
Diversified Minerals	0.4%

Total Investments in Securities	99.8%
Other Assets in excess of Liabilities	0.2%
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Kensington Funds

By          /s/ John P. Kramer
John P. Kramer, President

Date  11/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ John P. Kramer
John P. Kramer, President

Date  11/20/08

By          /s/ Cynthia M. Yee
Cynthia M. Yee, Treasurer

Date  11/20/08